Deferred tax (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of changes in deferred tax liabilities and deferred tax assets

The following are the most significant deferred tax liabilities and deferred tax assets reported by the Group and changes in these items during the current and previous reporting periods:

(SEK in thousands)	Total
As of January 1, 2024	(2,097)
Charge to profit or loss	(4,277)
Foreign exchange difference	5
As of December 31, 2024	(6,369)
Charge to profit or loss	5,639
Foreign exchange difference	547
Movement in the period booked to balance sheet	445
As of December 31, 2025	262

Schedule of deferred tax assets and deferred tax liabilities
	As of December 31,
(SEK in thousands)	2025	2024
Deferred tax assets	194,658	158,421
Deferred tax liabilities	(194,395)	(164,790)
Total	262	(6,369)

Schedule of deferred taxes

The deferred taxes are comprised of:

	As of December 31,
(SEK in thousands)	2025	2024
Losses carried forward	38,488	-
Deferred tax assets on leases	156,170	158,421
Deferred tax liabilities on leases	(156,170)	(158,421)
Temporary changes in depreciation of fixed assets	(38,225)	(6,369)
Total	262	(6,369)